Goodwill and Intangible Assets - Amortization and Impairment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired intangible assets
Amortization expense relating to finite-lived intangible assets	$ 106,000	$ 106,000
Finite-lived asset, net	$ 1,308,000		$ 1,414,000
Virtu Financial, LLC and subsidiaries
Acquired intangible assets
Amortization expense relating to finite-lived intangible assets			211,000	$ 1,011,000	$ 71,654,000
Finite-lived asset, net			1,414,000	1,626,000
Impairment on intangible assets			$ 0	$ 0	1,489,000
Virtu Financial, LLC and subsidiaries | The "DMM" rights
Acquired intangible assets
Finite-lived asset, net					0
Impairment on intangible assets					$ 1,500,000